SCHEDULE OF SOURCES OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Standardized measure of discounted future net cash flows at the beginning of the year	$ 15,616,090	$ 8,233,330	$ 7,597,232
Extensions, discoveries and improved recovery, less related costs		500,000	500,000
Revisions of previous quantity estimates	7,986,113	40,409,025	(19,526,823)
Changes in estimated future development costs	(9,776,094)	(584,751)	340,200
Purchases (sales) of minerals in place
Net changes in prices and production costs	(1,709,876)	(6,345,840)	15,310,987
Accretion of discount	1,998,213	(13,627,415)	23,577
Sales of oil and gas produced, net of production costs	(634,058)	(2,643,773)	(4,244,775)
Development costs incurred during the period	2,391,094	121,822	4,540,497
Change in timing of estimated future production and other
Net change in income taxes	1,509,280	(10,446,308)	3,692,435
Standardized measure of discounted future net cash flows at the end of the year	$ 17,380,762	$ 15,616,090	$ 8,233,330